Leases	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Leases
Note 10. Leases
Lessee Arrangements
The Company has various lease agreements with various entities for the properties where renewable energy facilities have been constructed which provide the right to own and operate the projects on land and rooftops. The Company’s most significant lease liabilities relate to real estate leases that have initial contract lease terms ranging from one to 50 years. Certain leases include renewal and termination options. The Company considers a number of factors when evaluating whether the options in its lease contracts are reasonably certain of exercise, such as importance of the lease to overall operations, costs to negotiate a new lease, and costs of equipment constructed on the land. Management includes the impact of any renewal options that the Company deems to be reasonably certain of being exercised in its measurement and classification of its leases. Leases are classified as either operating or financing. For operating leases, the Company recognizes a lease liability equal to the present value of the remaining lease payments, and an ROU asset equal to the lease liability, subject to certain adjustments, such as for prepaid rents. The Company uses its IBR to determine the present value of the lease payments. Operating leases result in a straight-line lease expense, while finance leases result in a front-loaded expense pattern.
During the years ended December 31, 2025 and 2024, the Company recorded impairments of $2.8 million and $1.3 million on ROU assets presented within Other current assets on the Consolidated Balance Sheets due to the termination of development of the related projects. There were no impairment indicators identified during the year ended December 31, 2023 that required an impairment test for the Company’s ROU assets in accordance with ASC 360.
The components of lease expense and supplemental cash flow information related to leases for the periods indicated are as follows:

	Year ended December 31,
(in thousands)	2025	2024	2023
Lease cost
Finance lease cost
Amortization of right-of-use assets	$16	$16	$39
Interest on lease liabilities	2	2	11
Total finance lease cost	18	18	50
Operating lease cost	17,105	13,145	9,916
Short-term lease cost	—	237	339
Variable lease cost	2,157	1,407	1,525
Total lease cost	$19,280	$14,807	$11,830
The following table presents supplemental cash flow and other information related to our leases:

(dollars in thousands)	December 31, 2025	December 31, 2024	December 31, 2023
Other information
Cash paid for amounts included in the measurement of lease liabilities	$12,909	$10,172	$7,975
Operating cash flows from finance leases	$(2)	$(2)	$(11)
Operating cash flows from operating leases	$(12,891)	$(10,154)	$(7,908)
Financing cash flows from finance leases	$(16)	$(16)	$(56)
ROU assets obtained in exchange for new and modified finance lease liabilities	$—	$—	$88
ROU assets obtained in exchange for new and modified operating lease liabilities	$5,501	$91,313	$10,091
Weighted average remaining lease term – finance leases	1.2 years	2.2 years	3.2 years
Weighted average remaining lease term – operating leases	33.3 years	32.4 years	28.3 years
Weighted average discount rate – finance leases	5.69%	5.69%	5.69%
Weighted average discount rate – operating leases	6.40%	6.41%	6.61%
For the years ended December 31, 2025, 2024 and 2023, operating lease cost included $0.6 million, $0.7 million and $0.7 million respectively, associated with leases embedded in PPAs for which no or de minimis payments are made. The Company estimates the fair value of the lease payments and grosses up both revenue and expense by this amount. For the years ended December 31, 2025, 2024 and 2023, operating lease cost also included nil, $0.2 million and $0.8 million, respectively, of lease cost capitalized to the cost of projects during development and construction.
The supplemental balance sheet information related to leases for the periods indicated are as follows:

(in thousands)	December 31, 2025	December 31, 2024
Operating leases
Operating lease assets	$164,332	$195,024
Operating lease liabilities, current	(1,416)	(2,074)
Operating lease liabilities, noncurrent	(173,103)	(196,911)
Total operating lease liabilities	$(174,519)	$(198,985)
Finance leases
Property, plant and equipment, at cost	$65	$65
Accumulated depreciation	(46)	(30)
Property, plant and equipment, net	19	35
Other current liabilities	(17)	(16)
Other long-term liabilities	(3)	(20)
Total finance lease liabilities	$(20)	$(36)
Operating lease assets and operating lease liabilities, current, are recorded in Operating right-of-use asset, net and Other current liabilities, respectively, on the Consolidated Balance Sheets. Operating lease liabilities, noncurrent, are recorded to Operating lease liabilities on the Consolidated Balance Sheets. Finance lease assets and liabilities current and noncurrent are recorded in Property, plant and equipment, net, Other current liabilities and Other noncurrent liabilities, respectively, on the Consolidated Balance Sheets.
Maturities of the Company’s lease liabilities for each of the next five years and thereafter are as follows:

(in thousands)
Year ended December 31,	Operating Leases	Finance Leases
2026	$10,822	$18
2027	13,733	3
2028	10,980	—
2029	11,363	—
2030	11,476	—
Thereafter	410,823	—
Total lease payments	469,197	21
Less: Imputed interest	(294,678)	(1)
Present value of lease liabilities	$174,519	$20
Lessor Arrangements
A portion of the Company’s operating revenues are generated from delivering electricity and related products from owned solar and wind renewable energy facilities under PPAs in which the Company is the lessor. In addition, the Company has certain energy optimization service agreements that involve the use of a battery in which the Company is the lessor.
For these PPAs, revenue is recognized when electricity is delivered and is accounted for as rental income under ASC 842. The Company elected the practical expedient to not separate lease and non-lease components for lessors. This election allows energy (lease component) and RECs (non-lease components) under bundled PPAs to be accounted for as a singular lease unit of account under ASC 842. The Company’s PPAs do not contain any residual value guarantees or material restrictive covenants.
Certain of the Company’s PPAs related to its solar or wind generating plants, as well as certain of the Company’s battery storage arrangements, qualify as operating leases with remaining terms through 2047. Certain agreements include renewal, termination or purchase options. Property subject to operating leases where the Company or one of its subsidiaries is the lessor is included in Property, plant and equipment, net on the Consolidated Balance Sheets, and rental income from these leases is included in Energy revenue on the Consolidated Statements of Operations. Lease income is based on energy generation or battery usage, and therefore all rental income is variable under these leases. The variable lease income related to these agreements for the years ended December 31, 2025, 2024 and 2023 was $8.5 million, $10.1 million and $10.1 million, respectively. As of December 31, 2025 and 2024, the Company’s solar and wind generating plants and battery storage facilities subject to these leases had a total carrying value of $48.7 million and $62.3 million, respectively.

Leases
Note 10. Leases
Lessee Arrangements
The Company has various lease agreements with various entities for the properties where renewable energy facilities have been constructed which provide the right to own and operate the projects on land and rooftops. The Company’s most significant lease liabilities relate to real estate leases that have initial contract lease terms ranging from one to 50 years. Certain leases include renewal and termination options. The Company considers a number of factors when evaluating whether the options in its lease contracts are reasonably certain of exercise, such as importance of the lease to overall operations, costs to negotiate a new lease, and costs of equipment constructed on the land. Management includes the impact of any renewal options that the Company deems to be reasonably certain of being exercised in its measurement and classification of its leases. Leases are classified as either operating or financing. For operating leases, the Company recognizes a lease liability equal to the present value of the remaining lease payments, and an ROU asset equal to the lease liability, subject to certain adjustments, such as for prepaid rents. The Company uses its IBR to determine the present value of the lease payments. Operating leases result in a straight-line lease expense, while finance leases result in a front-loaded expense pattern.
During the years ended December 31, 2025 and 2024, the Company recorded impairments of $2.8 million and $1.3 million on ROU assets presented within Other current assets on the Consolidated Balance Sheets due to the termination of development of the related projects. There were no impairment indicators identified during the year ended December 31, 2023 that required an impairment test for the Company’s ROU assets in accordance with ASC 360.
The components of lease expense and supplemental cash flow information related to leases for the periods indicated are as follows:

	Year ended December 31,
(in thousands)	2025	2024	2023
Lease cost
Finance lease cost
Amortization of right-of-use assets	$16	$16	$39
Interest on lease liabilities	2	2	11
Total finance lease cost	18	18	50
Operating lease cost	17,105	13,145	9,916
Short-term lease cost	—	237	339
Variable lease cost	2,157	1,407	1,525
Total lease cost	$19,280	$14,807	$11,830
The following table presents supplemental cash flow and other information related to our leases:

(dollars in thousands)	December 31, 2025	December 31, 2024	December 31, 2023
Other information
Cash paid for amounts included in the measurement of lease liabilities	$12,909	$10,172	$7,975
Operating cash flows from finance leases	$(2)	$(2)	$(11)
Operating cash flows from operating leases	$(12,891)	$(10,154)	$(7,908)
Financing cash flows from finance leases	$(16)	$(16)	$(56)
ROU assets obtained in exchange for new and modified finance lease liabilities	$—	$—	$88
ROU assets obtained in exchange for new and modified operating lease liabilities	$5,501	$91,313	$10,091
Weighted average remaining lease term – finance leases	1.2 years	2.2 years	3.2 years
Weighted average remaining lease term – operating leases	33.3 years	32.4 years	28.3 years
Weighted average discount rate – finance leases	5.69%	5.69%	5.69%
Weighted average discount rate – operating leases	6.40%	6.41%	6.61%
For the years ended December 31, 2025, 2024 and 2023, operating lease cost included $0.6 million, $0.7 million and $0.7 million respectively, associated with leases embedded in PPAs for which no or de minimis payments are made. The Company estimates the fair value of the lease payments and grosses up both revenue and expense by this amount. For the years ended December 31, 2025, 2024 and 2023, operating lease cost also included nil, $0.2 million and $0.8 million, respectively, of lease cost capitalized to the cost of projects during development and construction.
The supplemental balance sheet information related to leases for the periods indicated are as follows:

(in thousands)	December 31, 2025	December 31, 2024
Operating leases
Operating lease assets	$164,332	$195,024
Operating lease liabilities, current	(1,416)	(2,074)
Operating lease liabilities, noncurrent	(173,103)	(196,911)
Total operating lease liabilities	$(174,519)	$(198,985)
Finance leases
Property, plant and equipment, at cost	$65	$65
Accumulated depreciation	(46)	(30)
Property, plant and equipment, net	19	35
Other current liabilities	(17)	(16)
Other long-term liabilities	(3)	(20)
Total finance lease liabilities	$(20)	$(36)
Operating lease assets and operating lease liabilities, current, are recorded in Operating right-of-use asset, net and Other current liabilities, respectively, on the Consolidated Balance Sheets. Operating lease liabilities, noncurrent, are recorded to Operating lease liabilities on the Consolidated Balance Sheets. Finance lease assets and liabilities current and noncurrent are recorded in Property, plant and equipment, net, Other current liabilities and Other noncurrent liabilities, respectively, on the Consolidated Balance Sheets.
Maturities of the Company’s lease liabilities for each of the next five years and thereafter are as follows:

(in thousands)
Year ended December 31,	Operating Leases	Finance Leases
2026	$10,822	$18
2027	13,733	3
2028	10,980	—
2029	11,363	—
2030	11,476	—
Thereafter	410,823	—
Total lease payments	469,197	21
Less: Imputed interest	(294,678)	(1)
Present value of lease liabilities	$174,519	$20
Lessor Arrangements
A portion of the Company’s operating revenues are generated from delivering electricity and related products from owned solar and wind renewable energy facilities under PPAs in which the Company is the lessor. In addition, the Company has certain energy optimization service agreements that involve the use of a battery in which the Company is the lessor.
For these PPAs, revenue is recognized when electricity is delivered and is accounted for as rental income under ASC 842. The Company elected the practical expedient to not separate lease and non-lease components for lessors. This election allows energy (lease component) and RECs (non-lease components) under bundled PPAs to be accounted for as a singular lease unit of account under ASC 842. The Company’s PPAs do not contain any residual value guarantees or material restrictive covenants.
Certain of the Company’s PPAs related to its solar or wind generating plants, as well as certain of the Company’s battery storage arrangements, qualify as operating leases with remaining terms through 2047. Certain agreements include renewal, termination or purchase options. Property subject to operating leases where the Company or one of its subsidiaries is the lessor is included in Property, plant and equipment, net on the Consolidated Balance Sheets, and rental income from these leases is included in Energy revenue on the Consolidated Statements of Operations. Lease income is based on energy generation or battery usage, and therefore all rental income is variable under these leases. The variable lease income related to these agreements for the years ended December 31, 2025, 2024 and 2023 was $8.5 million, $10.1 million and $10.1 million, respectively. As of December 31, 2025 and 2024, the Company’s solar and wind generating plants and battery storage facilities subject to these leases had a total carrying value of $48.7 million and $62.3 million, respectively.

Leases
Note 10. Leases
Lessee Arrangements
The Company has various lease agreements with various entities for the properties where renewable energy facilities have been constructed which provide the right to own and operate the projects on land and rooftops. The Company’s most significant lease liabilities relate to real estate leases that have initial contract lease terms ranging from one to 50 years. Certain leases include renewal and termination options. The Company considers a number of factors when evaluating whether the options in its lease contracts are reasonably certain of exercise, such as importance of the lease to overall operations, costs to negotiate a new lease, and costs of equipment constructed on the land. Management includes the impact of any renewal options that the Company deems to be reasonably certain of being exercised in its measurement and classification of its leases. Leases are classified as either operating or financing. For operating leases, the Company recognizes a lease liability equal to the present value of the remaining lease payments, and an ROU asset equal to the lease liability, subject to certain adjustments, such as for prepaid rents. The Company uses its IBR to determine the present value of the lease payments. Operating leases result in a straight-line lease expense, while finance leases result in a front-loaded expense pattern.
During the years ended December 31, 2025 and 2024, the Company recorded impairments of $2.8 million and $1.3 million on ROU assets presented within Other current assets on the Consolidated Balance Sheets due to the termination of development of the related projects. There were no impairment indicators identified during the year ended December 31, 2023 that required an impairment test for the Company’s ROU assets in accordance with ASC 360.
The components of lease expense and supplemental cash flow information related to leases for the periods indicated are as follows:

	Year ended December 31,
(in thousands)	2025	2024	2023
Lease cost
Finance lease cost
Amortization of right-of-use assets	$16	$16	$39
Interest on lease liabilities	2	2	11
Total finance lease cost	18	18	50
Operating lease cost	17,105	13,145	9,916
Short-term lease cost	—	237	339
Variable lease cost	2,157	1,407	1,525
Total lease cost	$19,280	$14,807	$11,830
The following table presents supplemental cash flow and other information related to our leases:

(dollars in thousands)	December 31, 2025	December 31, 2024	December 31, 2023
Other information
Cash paid for amounts included in the measurement of lease liabilities	$12,909	$10,172	$7,975
Operating cash flows from finance leases	$(2)	$(2)	$(11)
Operating cash flows from operating leases	$(12,891)	$(10,154)	$(7,908)
Financing cash flows from finance leases	$(16)	$(16)	$(56)
ROU assets obtained in exchange for new and modified finance lease liabilities	$—	$—	$88
ROU assets obtained in exchange for new and modified operating lease liabilities	$5,501	$91,313	$10,091
Weighted average remaining lease term – finance leases	1.2 years	2.2 years	3.2 years
Weighted average remaining lease term – operating leases	33.3 years	32.4 years	28.3 years
Weighted average discount rate – finance leases	5.69%	5.69%	5.69%
Weighted average discount rate – operating leases	6.40%	6.41%	6.61%
For the years ended December 31, 2025, 2024 and 2023, operating lease cost included $0.6 million, $0.7 million and $0.7 million respectively, associated with leases embedded in PPAs for which no or de minimis payments are made. The Company estimates the fair value of the lease payments and grosses up both revenue and expense by this amount. For the years ended December 31, 2025, 2024 and 2023, operating lease cost also included nil, $0.2 million and $0.8 million, respectively, of lease cost capitalized to the cost of projects during development and construction.
The supplemental balance sheet information related to leases for the periods indicated are as follows:

(in thousands)	December 31, 2025	December 31, 2024
Operating leases
Operating lease assets	$164,332	$195,024
Operating lease liabilities, current	(1,416)	(2,074)
Operating lease liabilities, noncurrent	(173,103)	(196,911)
Total operating lease liabilities	$(174,519)	$(198,985)
Finance leases
Property, plant and equipment, at cost	$65	$65
Accumulated depreciation	(46)	(30)
Property, plant and equipment, net	19	35
Other current liabilities	(17)	(16)
Other long-term liabilities	(3)	(20)
Total finance lease liabilities	$(20)	$(36)
Operating lease assets and operating lease liabilities, current, are recorded in Operating right-of-use asset, net and Other current liabilities, respectively, on the Consolidated Balance Sheets. Operating lease liabilities, noncurrent, are recorded to Operating lease liabilities on the Consolidated Balance Sheets. Finance lease assets and liabilities current and noncurrent are recorded in Property, plant and equipment, net, Other current liabilities and Other noncurrent liabilities, respectively, on the Consolidated Balance Sheets.
Maturities of the Company’s lease liabilities for each of the next five years and thereafter are as follows:

(in thousands)
Year ended December 31,	Operating Leases	Finance Leases
2026	$10,822	$18
2027	13,733	3
2028	10,980	—
2029	11,363	—
2030	11,476	—
Thereafter	410,823	—
Total lease payments	469,197	21
Less: Imputed interest	(294,678)	(1)
Present value of lease liabilities	$174,519	$20
Lessor Arrangements
A portion of the Company’s operating revenues are generated from delivering electricity and related products from owned solar and wind renewable energy facilities under PPAs in which the Company is the lessor. In addition, the Company has certain energy optimization service agreements that involve the use of a battery in which the Company is the lessor.
For these PPAs, revenue is recognized when electricity is delivered and is accounted for as rental income under ASC 842. The Company elected the practical expedient to not separate lease and non-lease components for lessors. This election allows energy (lease component) and RECs (non-lease components) under bundled PPAs to be accounted for as a singular lease unit of account under ASC 842. The Company’s PPAs do not contain any residual value guarantees or material restrictive covenants.
Certain of the Company’s PPAs related to its solar or wind generating plants, as well as certain of the Company’s battery storage arrangements, qualify as operating leases with remaining terms through 2047. Certain agreements include renewal, termination or purchase options. Property subject to operating leases where the Company or one of its subsidiaries is the lessor is included in Property, plant and equipment, net on the Consolidated Balance Sheets, and rental income from these leases is included in Energy revenue on the Consolidated Statements of Operations. Lease income is based on energy generation or battery usage, and therefore all rental income is variable under these leases. The variable lease income related to these agreements for the years ended December 31, 2025, 2024 and 2023 was $8.5 million, $10.1 million and $10.1 million, respectively. As of December 31, 2025 and 2024, the Company’s solar and wind generating plants and battery storage facilities subject to these leases had a total carrying value of $48.7 million and $62.3 million, respectively.